Mine properties, plant and equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Mine properties, plant and equipment [Text Block]

7) Mine properties, plant and equipment

At December 31, 2023 and December 31, 2022, the Company's economic interest in the Maracás Menchen Mine totaled 99.94%. The remaining 0.06% economic interest is held by Companhia Baiana de Pesquisa Mineral ("CBPM") owned by the state of Bahia. CBPM retains a 3% net smelter royalty ("NSR") in the Maracás Menchen Mine. The property is also subject to a royalty of 2% on certain operating costs under the Brazilian Mining Act. Under a separate agreement, Anglo Pacific Plc receives a 2% NSR in the Maracás Menchen Mine.

	Building and Computer Equipment	Vehicles	Mine Properties	Buildings, Plant and Equipment	Construction In Progress	Total
Cost
Balance at December 31, 2021	$3,968	$243	$94,477	$163,234	$5,113	$267,035
Additions	2,530	61	7,147	6,788	27,575	44,101
Disposals	(152)	-	-	(4,205)	-	(4,357)
Reclassifications	-	-	-	3,523	(3,523)	-
Effects of changes in foreign exchange rates	42	17	4,831	10,963	259	16,112
Balance at December 31, 2022	$6,388	$321	$106,455	$180,303	$29,424	$322,891
Additions	175	-	25,501	6,329	21,423	53,428
Credits received	(555)	-	-	-	-	(555)
Disposals	(370)	-	-	(2,326)	-	(2,696)
Reclassifications	-	-	-	41,902	(41,902)	-
Effects of changes in foreign exchange rates	51	25	7,138	13,853	2,826	23,893
Balance at December 31, 2023	$5,689	$346	$139,094	$240,061	$11,771	$396,961
	Building and Computer Equipment	Vehicles	Mine Properties	Buildings, Plant and Equipment	Construction In Progress	Total

Accumulated Depreciation
Balance at December 31, 2021	$508	$243	$32,450	$87,175	$-	$120,376
Depreciation	1,198	5	4,701	18,270	-	24,174
Disposals	(152)	-	-	(4,205)	-	(4,357)
Effects of changes in foreign exchange rates	21	17	1,595	5,828	-	7,461
Balance at December 31, 2022	$1,575	$265	$38,746	$107,068	$-	$147,654
Depreciation	1,324	13	8,473	18,801	-	28,611
Disposals	(370)	-	-	(2,326)	-	(2,696)
Effects of changes in foreign exchange rates	(74)	20	2,515	8,755	-	11,216
Balance at December 31, 2023	$2,455	$298	$49,734	$132,298	$-	$184,785
Net Book Value
At December 31, 2022	$4,813	$56	$67,709	$73,235	$29,424	$175,237
At December 31, 2023	$3,234	$48	$89,360	$107,763	$11,771	$212,176

Of the additions noted above, $47,519 related to the Mine Properties segment (year ended December 31, 2022 − $36,556) and $85 related to Largo Clean Energy (year ended December 31, 2022 − $3,599).